Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 4 – INVESTMENTS

As of March 31, 2018, the carrying value of our investments in privately held companies totaled $403,249. These investments are accounted for as cost method investments, as we own less than 20% of the voting securities and do not have the ability to exercise significant influence over operating and financial policies of the entities.

During the twelve months ended December 31, 2017, the Company acquired 23,810 shares of Class A common stock of Hightimes Holding Corp. (“Hightimes”) for $100,002, or $4.20 per share. As a result of a forward stock split which became effective on January 15, 2018, each one share of common stock was exchanged for 1.93 shares of common stock. As a result of such forward stock split, MassRoots currently owns 45,974 shares of Class A common stock of Hightimes. The shares of Class A common stock are considered non-marketable securities.

On July 13, 2017, the Company purchased an unsecured convertible promissory note in the principal amount of $300,000 from Cannaregs, Ltd, a Colorado limited liability company (“Cannaregs”). The note bears interest at a rate of 5% per annum and matures on December 19, 2019. In the event Cannaregs consummates an equity financing in excess of $2,000,000 prior to the maturity date of the note, the outstanding principal and any accrued and unpaid interest thereon automatically converts into equity securities of the same class or series issued by Cannaregs in the equity financing at the lesser of: a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000. On July 17, 2017, MassRoots converted this note into 430,622 shares of CannaRegs’ common stock, or approximately 4.31% of CannaRegs’ issued and outstanding shares of March 31, 2018.

NOTE 4 – INVESTMENTS

In 2016, the Company paid a $60,000 acquisition deposit to acquire DDDigital, LLC.

As of December 31, 2017 and 2016, the carrying value of our investments in privately held companies totaled $403,249 and $235,000, respectively. These investments are accounted for as cost method investments, as we own less than 20% of the voting securities and do not have the ability to exercise significant influence over operating and financial policies of the entities.

To facilitate the integration with dispensary point of sale systems, in 2015, the Company invested $175,000 in exchange for preferred shares of Flowhub LLC (“Flowhub”), a seed-to-sale system, equal to 8.95% of the then outstanding equity of Flowhub. The preferred shares are considered non-marketable securities. On May 12, 2017, the Company sold its preferred shares in Flowhub for net proceeds of $250,000. The gain on sale of securities of $75,000 was recorded in current period operations.

During the twelve months ended December 31, 2017, the Company acquired 23,810 shares of Class A common stock of Hightimes Holding Corp. for $100,002, or $4.20 per share. The acquired Class A common stock are considered non-marketable securities.

On July 13, 2017, the Company purchased an unsecured convertible promissory note in the principal amount of $300,000 from Cannaregs, Ltd, a Colorado limited liability company (“Cannaregs”). The note bears interest at a rate of 5% per annum and matures on at December 19, 2019. In the event Cannaregs consummates an equity financing in excess of $2,000,000 prior to the maturity date of the note, the outstanding principal and any accrued and unpaid interest automatically converts to equity securities of the same class or series issued by Cannaregs at the lesser of: a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000.

On July 17, 2017, MassRoots converted this the note 430,622 shares of CannaRegs’ common stock, approximately 4.31% of CannaRegs’ issued and outstanding shares of December 31, 2017.